April 4, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      General Money Market Funds, Inc.
            1933 Act File No.:  2-72836
            1940 Act File No.:  811-3207
            CIK No.:  0000353560

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 28, 2013.

Please address any comments or questions to my attention at 212-922-6903.

Sincerely,

/s/ Benedetto E. Frosina

Benedetto E. Frosina
Paralegal